EQUITY METHOD INVESTMENTS (Details)	9 Months Ended		1 Months Ended		1 Months Ended	9 Months Ended									1 Months Ended	9 Months Ended
	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)	Jul. 31, 2013 Wuhu Bona item	Sep. 30, 2013 Wuhu Bona	Jul. 31, 2013 Wuhu Bona item	Sep. 30, 2014 Wuhu Bona USD ($)	Sep. 30, 2013 Wuhu Bona USD ($)	Sep. 30, 2014 Bona Film Investment Fund USD ($)	Sep. 30, 2013 Bona Film Investment Fund USD ($)	Sep. 30, 2014 Bona Film Investment Fund CNY	Sep. 30, 2013 Bona Film Investment Fund CNY	Sep. 30, 2014 Bona Film Investment Fund Outside investors CNY	Sep. 30, 2014 Bona Film Investment Fund Wuhu Bona CNY	Sep. 30, 2013 Bona Film Investment Fund Wuhu Bona CNY	Mar. 31, 2014 Sanya Cinema	Sep. 30, 2014 Sanya Cinema USD ($)	Sep. 30, 2013 Sanya Cinema USD ($)
Investment In Equity Affiliates
Amount invested						$ 571,000		$ 32,037,000		197,000,000		462,400,000	660,000			$ 833,000
Capital amount subscribed											300,000,000			1,000,000
Legal ownership (as a percent)				29.90%		70.00%		30.00%						0.10%		51.00%
Number of board members that the entity is entitled to nominate			3
Number of board members			5
Board members' approval needed in fraction for any significant board resolutions			0.67
Number of investors together with whom equity method investee is established					2
Capital of private equity fund											1,000,000,000
Investment of films and TV projects from Fund										449,500,000
Percentage of shareholders' approval for significant shareholders' resolutions															50.00%
Investment income received and distributed								92,000,000
Profit appropriation								(28,000,000)
Period over which private equity fund will be used to finance the development and production of film and TV projects								1 year	2 years
The Group's share of the equity method investees' profit or loss and distributions
Balance at the beginning of the period	26,278,000					564,000		24,872,000								842,000
Investments	12,086,000	25,909,000					571,000	12,086,000	24,505,000								833,000
Share of profit (loss)	3,328,000	(13,000)				365,000	(19,000)	2,962,000	6,000							1,000
Acquisition of an equity method investee	(820,000)															(820,000)
Profit appropriation	(4,554,000)							(4,554,000)
Exchange differences	222,000	9,000				6,000	1,000	193,000	5,000							23,000	3,000
Balance at the end of the period	$ 36,096,000	$ 25,905,000				$ 923,000	$ 553,000	$ 35,173,000	$ 24,516,000								$ 836,000